Pension And Retirement Plans	12 Months Ended
Dec. 31, 2011
Pension And Retirement Plans [Abstract]
Pension And Retirement Plans
15.	Pension and Retirement Plans
Retirement obligations under various plans cover substantially all full-time employees who meet age and/or service eligibility requirements. The major plans providing retirement benefits to our employees are defined contribution plans.  Expenses charged to continuing operations for our retirement and profit-sharing plans, excess benefit plans and other similar plans are as follows (in thousands):

For the Years Ended December 31,
2011	2010	2009
$9,408	$11,444	$15,143

These expenses include the impact of market gains and losses on assets held in deferred compensation plans.

We have excess benefit plans for key employees whose participation in the qualified plans is limited by U.S. Employee Retirement Income Security Act requirements. Benefits are determined based on theoretical participation in the qualified plans.  Benefits are only invested in mutual funds, and participants are not permitted to diversify accumulated benefits in shares of our stock. Trust assets invested in shares of our stock are included in treasury stock, and the corresponding liability is included in a separate component of stockholders' equity. At December 31, 2011, these trusts held 97,428 shares or $2.0 million of our stock (2010 – 99,494 shares or $2.0 million).